Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of property, plant and equipment [Abstract]
Office equipment, fixtures and furniture	$ 48,475	$ 47,620
Computer	24,000
Motor vehicle	170	173
Less: Accumulated depreciation	(17,894)	(12,992)
Less: Impairment	(26,703)	(22,248)
Total	$ 28,048	$ 12,553